INCOME TAXES - Reconciliation between the U.S. statutory federal income tax rate and the Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between the U.S. statutory federal income tax rate and the Company's effective tax rate
U.S federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	(5.10%)	13.20%
Non-deductible meals and entertainment	(1.10%)	6.30%
Non-deductible transaction costs	(4.70%)
Gain/(loss) on the fair value of warrants	4.10%
Deferred adjustments	(31.50%)	(127.30%)
Non-taxable pass through entities	(18.10%)	69.70%
Net operating loss true-up	(6.90%)
Other adjustments	(2.80%)	(0.40%)
Effective rate	(45.10%)	(17.50%)